Organization and Principal Activities (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)
Total assets | ¥			¥ 225,866	¥ 479,409
Total liabilities | ¥			32,214	¥ 75,833
Net revenues | ¥		¥ 203,231	165,811
Net income | ¥		¥ 53,531	¥ 64,596
US$ [Member]
Total assets | $	$ 69,834
Total liabilities | $	11,046
Net revenues | $	29,604
Net income | $	$ 7,798